KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 2,238,908	$ 3,940,185	$ 4,703,519	$ 649,410
Total	$ 2,238,908	$ 3,940,185	$ 4,703,519	$ 649,410